Property and equipment, net (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 126,281	$ 160,846	$ 186,963	$ 176,713